Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
Impairment of Long-Lived Assets Held-for-use	$ 271	$ 1,917	$ 363